PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Estimated useful lives are as follows:

Estimated Useful Life
Office equipment	5 years

The following table sets forth the Company’s property and equipment, net as of March 31, 2026 and December 31, 2025:

	March 31,	December 31,
(in thousands)	2026	2025
Office equipment	$117	$117
Property and equipment	117	117
Less: Accumulated depreciation	(33)	(27)
Property and equipment, net	$84	$90

Estimated useful lives are as follows:

Estimated Useful Life
Office equipment	5 years

The following table sets forth the Company’s property and equipment, net as of December 31, 2025 and 2024:

	December 31,
(in thousands)	2025	2024
Office equipment	$117	$117
Property and equipment	117	117
Less: Accumulated depreciation	(27)	(4)
Property and equipment, net	$90	$113